                                                                            '98




Nationwide(R) Variable Account - II
June 30, 1998

[LOGO - THE BEST OF AMERICA]



                                                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                                                          [LOGO]
                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio


APO-725-Y-(6/98)

                                     [LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]



                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide Variable Account-II.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 17, 1998

                        NATIONWIDE VARIABLE ACCOUNT-II

                 STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                        JUNE 30, 1998
                                         (UNAUDITED)

ASSETS:
   Investments at market value:

     American Century VP - American Century VP Balanced (ACVPBal)
       26,274,476 shares (cost $192,490,553) .................................  $  216,501,678

     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
       31,250,059 shares (cost $318,765,484) .................................     290,625,551

     American Century VP - American Century VP Income & Growth (ACVPIncGr)
       1,648,605 shares (cost $10,242,440) ...................................      10,402,695

     American Century VP - American Century VP International (ACVPInt)
       40,080,945 shares (cost $297,974,981) .................................     322,250,794

     American Century VP - American Century VP Value (ACVPValue)
       12,065,769 shares (cost $84,102,161) ..................................      82,047,226

     American VI Series - Growth Fund (AVISGro)
       558,470 shares (cost $20,462,162) .....................................      29,436,974

     American VI Series - High-Yield Bond Fund (AVISHiYld)
       220,478 shares (cost $3,162,440) ......................................       3,245,442

     American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
       388,083 shares (cost $4,341,199) ......................................       4,327,124

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
       8,263,911 shares (cost $212,710,819) ..................................     244,281,196

     Dreyfus Stock Index Fund (DryStkIx)
       48,224,919 shares (cost $1,174,760,307) ...............................   1,447,712,068

     Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
       3,013,330 shares (cost $96,069,496) ...................................     101,458,823

     Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
       3,374,190 shares (cost $72,976,137) ...................................      73,084,949

     Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
       113,901,636 shares (cost $2,146,216,147) ..............................   2,866,904,169

     Fidelity VIP - Growth Portfolio (FidVIPGr)
       61,461,521 shares (cost $1,922,393,362) ...............................   2,355,205,470

     Fidelity VIP - High Income Portfolio (FidVIPHI)
       68,015,623 shares (cost $849,843,462) .................................     859,037,321

     Fidelity VIP - Overseas Portfolio (FidVIPOv)
       31,479,580 shares (cost $601,977,413) .................................     649,108,945

     Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
       66,344,236 shares (cost $992,073,725) .................................   1,144,438,074



     Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
      48,243,196 shares (cost $812,208,171) .................................   1,058,938,154

     Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
       5,660,138 shares (cost $109,765,331) ..................................     115,693,223

     Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
       1,118,840 shares (cost $11,187,449) ...................................      10,405,214

     Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
       20,999,088 shares (cost $420,579,945) .................................     528,967,032

     Nationwide SAT - Government Bond Fund (NSATGvtBd)
       27,597,435 shares (cost $310,279,302) .................................     317,370,503

     Nationwide SAT - Money Market Fund (NSATMyMkt)
       856,074,130 shares (cost $856,074,130) ................................     856,074,130

     Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
       532,547 shares (cost $5,464,176) ......................................       5,426,650

     Nationwide SAT - Small Company Fund (NSATSmCo)
       18,042,341 shares (cost $297,942,635) .................................     303,472,172

     Nationwide SAT - Total Return Fund (NSATTotRe)
       65,894,643 shares (cost $867,441,161) .................................   1,232,229,828

     Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
       19,849,922 shares (cost $514,797,087) .................................     522,449,946

     Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
       2,031,490 shares (cost $29,550,393) ...................................      29,192,510

     Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
       13,373,663 shares (cost $184,985,544) .................................     181,480,602

     Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
       43,720,476 shares (cost $812,553,628) .................................     841,619,154

     Oppenheimer VAF - Bond Fund (OppBdFd)
       25,644,333 shares (cost $299,973,314) .................................     307,475,550

     Oppenheimer VAF - Global Securities Fund (OppGlSec)
       25,980,599 shares (cost $480,316,695) .................................     563,779,004

     Oppenheimer VAF - Growth Fund (OppGro)
       1,189,426 shares (cost $39,607,197) ...................................      41,166,030

     Oppenheimer VAF - Multiple Strategies Fund (OppMult)
       21,202,561 shares (cost $314,371,953) .................................     362,987,845

     Strong Opportunity Fund II, Inc. (StOpp2)
       39,414,707 shares (cost $732,769,962) .................................     856,875,733

     Strong VIF - Strong Discovery Fund II (StDisc2)
       14,895,585 shares (cost $171,506,918) .................................     190,216,621

     Strong VIF - Strong International Stock Fund II (StIntStk2)
       4,774,394 shares (cost $51,636,722) ...................................      47,027,783



                                                                     (Continued)



     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
       8,464,352 shares (cost $92,703,622) .................................        95,308,608

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       5,565,848 shares (cost $66,628,973) .................................        46,474,829

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       8,083,068 shares (cost $120,435,508) ................................        93,359,441

     Van Kampen American Capital LIT -
     Morgan Stanley Real Estate Securities Portfolio (MSRESec)
       14,536,732 shares (cost $226,044,479) ...............................       215,289,000

     Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
       23,968,680 shares (cost $282,091,630) ...............................       284,747,915

     Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
       1,687,701 shares (cost $20,798,942) .................................        21,130,020

     Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
       21,291,046 shares (cost $340,811,292) ...............................       367,696,369
                                                                              ----------------
         Total investments .................................................    20,196,922,365
   Accounts receivable .....................................................                --
                                                                              ----------------
         Total assets ......................................................    20,196,922,365
ACCOUNTS PAYABLE ...........................................................         1,849,083
                                                                              ----------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................  $ 20,195,073,282
                                                                              ================





See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT-II
                     STATEMENTS OF OPERATIONS AND CHANGES
                          IN CONTRACT OWNERS' EQUITY
                SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                 (UNAUDITED)

                                                                        TOTAL                            ACVPBAL
                                                      --------------------------------------    ----------------------------------
                                                              1998                 1997            1998                   1997
                                                      ----------------      ----------------    ------------      ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $    253,341,101           223,385,318       3,098,368             1,574,816
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................          (72,825,762)          (54,220,253)       (650,306)             (504,743)
      BOA Vision ................................          (56,294,722)          (39,309,232)       (551,933)             (428,390)
      BOA Enterprise ............................              (93,329)              (58,817)           (815)                 (633)
                                                      ----------------      ----------------    ------------      ----------------
    Net investment activity .....................          124,127,288           129,797,016       1,895,314               641,050
                                                      ----------------      ----------------    ------------      ----------------

  Proceeds from mutual fund shares sold .........        4,147,720,751         2,927,284,709       8,590,626             4,913,164
  Cost of mutual fund shares sold ...............       (3,697,334,825)       (2,736,782,976)     (6,553,087)           (3,816,621)
                                                      ----------------      ----------------    ------------      ----------------
    Realized gain (loss) on investments .........          450,385,926           190,501,733       2,037,539             1,096,543
  Change in unrealized gain (loss) on investments          232,401,682           694,245,135         491,824             3,442,109
                                                      ----------------      ----------------    ------------      ----------------
    Net gain (loss) on investments ..............          682,787,608           884,746,868       2,529,363             4,538,652
                                                      ----------------      ----------------    ------------      ----------------
  Reinvested capital gains ......................        1,093,474,941           487,732,532      19,212,723             6,097,662
                                                      ----------------      ----------------    ------------      ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        1,900,389,837         1,502,276,416      23,637,400            11,277,364
                                                      ----------------      ----------------    ------------      ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        1,310,371,181         1,897,466,276      11,800,162            16,597,903
  Transfers between funds .......................                 --                    --        20,024,530            (2,309,283)
  Redemptions ...................................         (849,043,344)         (569,502,117)     (7,532,310)           (4,839,111)
  Annuity benefits ..............................             (903,526)             (473,681)         (1,335)               (1,159)
  Annual contract maintenance charge (note 2) ...           (4,274,386)           (3,820,475)        (40,220)              (36,549)
  Contingent deferred sales charges (note 2) ....          (11,050,734)           (9,118,478)       (120,155)              (86,275)
  Adjustments to maintain reserves ..............             (217,173)              (38,674)          1,094                  (242)
                                                      ----------------      ----------------    ------------      ----------------
      Net equity transactions ...................          444,882,018         1,314,512,851      24,131,766             9,325,284
                                                      ----------------      ----------------    ------------      ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        2,345,271,855         2,816,789,267      47,769,166            20,602,648
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       17,849,801,427        12,929,349,155     168,733,832           131,737,211
                                                      ----------------      ----------------    ------------      ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 20,195,073,282        15,746,138,422     216,502,998           152,339,859
                                                      ================      ================    ============      ================


                                                                     ACVPCAPAP                                    ACVPINCGR
                                                      --------------------------------------      ----------------------------------
                                                            1998                  1997                   1998              1997
                                                      ----------------      ----------------      ----------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................                 --                    --                    --              --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................           (1,608,272)           (1,995,234)               (9,919)           --
      BOA Vision ................................             (478,438)             (593,554)               (4,921)           --
      BOA Enterprise ............................                 (685)                 (850)                  (18)           --
                                                      ----------------      ----------------      ----------------    ------------
    Net investment activity .....................           (2,087,395)           (2,589,638)              (14,858)           --
                                                      ----------------      ----------------      ----------------    ------------

  Proceeds from mutual fund shares sold .........           75,788,914           132,199,693            10,484,127            --
  Cost of mutual fund shares sold ...............          (85,986,816)         (141,315,609)          (10,520,048)           --
                                                      ----------------      ----------------      ----------------    ------------
    Realized gain (loss) on investments .........          (10,197,904)           (9,115,916)              (35,921)           --
  Change in unrealized gain (loss) on investments           (1,561,206)          (15,530,347)              160,255            --
                                                      ----------------      ----------------      ----------------    ------------
    Net gain (loss) on investments ..............          (11,759,110)          (24,646,263)              124,334            --
                                                      ----------------      ----------------      ----------------    ------------
  Reinvested capital gains ......................           15,700,848             8,369,061                  --              --
                                                      ----------------      ----------------      ----------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........            1,854,343           (18,866,840)              109,476            --
                                                      ----------------      ----------------      ----------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................           14,082,567            28,066,543               534,036            --
  Transfers between funds .......................          (44,700,789)          (67,133,409)            9,792,053            --
  Redemptions ...................................          (20,162,465)          (21,003,477)              (31,960)           --
  Annuity benefits ..............................              (28,713)              (24,369)                 --              --
  Annual contract maintenance charge (note 2) ...             (140,642)             (188,160)                 (433)           --
  Contingent deferred sales charges (note 2) ....             (249,534)             (367,323)                 (477)           --
  Adjustments to maintain reserves ..............               (6,683)               (1,609)                  (16)           --
                                                      ----------------      ----------------      ----------------    ------------
      Net equity transactions ...................          (51,206,259)          (60,651,804)           10,293,203            --
                                                      ----------------      ----------------      ----------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          (49,351,916)          (79,518,644)           10,402,679            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....          339,991,098           452,299,206                  --              --
                                                      ----------------      ----------------      ----------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........          290,639,182           372,780,562            10,402,679            --
                                                      ================      ================      ================    ============

                                       7

                                NATIONWIDE VARIABLE ACCOUNT-II
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)

                                                                    ACVPINT                            ACVPVALUE
                                                      ---------------------------------      ---------------------------------
                                                              1998           1997                  1998            1997
                                                      --------------     --------------      -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $   1,241,910          1,256,182            491,657             77,961
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................          (764,982)          (387,490)          (222,249)           (48,574)
      BOA Vision ................................          (883,590)          (447,570)          (316,022)           (69,069)
      BOA Enterprise ............................              (972)              (492)              (595)              (130)
                                                      -------------      -------------      -------------      -------------
    Net investment activity .....................          (407,634)           420,630            (47,209)           (39,812)
                                                      -------------      -------------      -------------      -------------

  Proceeds from mutual fund shares sold .........       118,795,827         47,377,430         24,731,350          4,852,523
  Cost of mutual fund shares sold ...............      (100,938,867)       (40,134,895)       (23,255,567)        (4,674,211)
                                                      -------------      -------------      -------------      -------------
    Realized gain (loss) on investments .........        17,856,960          7,242,535          1,475,783            178,312
  Change in unrealized gain (loss) on investments        18,518,546         12,171,899         (3,719,654)         2,461,089
                                                      -------------      -------------      -------------      -------------
    Net gain (loss) on investments ..............        36,375,506         19,414,434         (2,243,871)         2,639,401
                                                      -------------      -------------      -------------      -------------
  Reinvested capital gains ......................        12,749,123          2,422,638          5,869,944            151,154
                                                      -------------      -------------      -------------      -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        48,716,995         22,257,702          3,578,864          2,750,743
                                                      -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        13,554,935         18,498,355          9,835,014          8,201,258
  Transfers between funds .......................        87,855,437         49,947,328          3,627,127         19,256,034
  Redemptions ...................................        (9,101,590)        (3,119,802)        (3,343,829)          (303,166)
  Annuity benefits ..............................            (5,268)              (321)            (1,508)              --
  Annual contract maintenance charge (note 2) ...           (37,563)           (23,109)           (10,428)            (2,374)
  Contingent deferred sales charges (note 2) ....          (108,237)           (52,622)           (58,620)            (3,189)
  Adjustments to maintain reserves ..............           (32,509)             2,321            (25,891)              (235)
                                                      -------------      -------------      -------------      -------------
      Net equity transactions ...................        92,125,205         65,252,150         10,021,865         27,148,328
                                                      -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       140,842,200         87,509,852         13,600,729         29,899,071
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       181,376,626         88,792,296         68,407,922          1,072,583
                                                      -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 322,218,826        176,302,148         82,008,651         30,971,654
                                                      =============      =============      =============      =============




                                                                     AVISGRO                               AVISHIYLD
                                                       --------------------------------       -------------------------------
                                                             1998             1997                  1998               1997
                                                        -------------      -------------      -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             47,312             90,226            131,272            122,873
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................           (183,514)          (154,220)           (21,388)           (18,561)
      BOA Vision ................................               --                 --                 --                 --
      BOA Enterprise ............................               --                 --                 --                 --
                                                       -------------      -------------      -------------      -------------
    Net investment activity .....................           (136,202)           (63,994)           109,884            104,312
                                                       -------------      -------------      -------------      -------------

  Proceeds from mutual fund shares sold .........          2,731,913          2,714,208            443,728            430,736
  Cost of mutual fund shares sold ...............         (1,503,444)        (1,384,388)          (407,097)          (384,470)
                                                       -------------      -------------      -------------      -------------
    Realized gain (loss) on investments .........          1,228,469          1,329,820             36,631             46,266
  Change in unrealized gain (loss) on investments          3,231,627          1,509,000            (23,009)            (6,478)
                                                       -------------      -------------      -------------      -------------
    Net gain (loss) on investments ..............          4,460,096          2,838,820             13,622             39,788
                                                       -------------      -------------      -------------      -------------
  Reinvested capital gains ......................               --                 --                 --                 --
                                                       -------------      -------------      -------------      -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          4,323,894          2,774,826            123,506            144,100
                                                       -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            312,678            353,771             93,773             39,751
  Transfers between funds .......................           (258,711)          (587,856)           192,111           (106,709)
  Redemptions ...................................         (1,446,633)        (1,158,349)          (351,209)          (240,620)
  Annuity benefits ..............................               (221)              (461)            (1,980)              (615)
  Annual contract maintenance charge (note 2) ...             (6,741)            (7,427)            (1,093)            (1,282)
  Contingent deferred sales charges (note 2) ....             (6,231)            (3,930)            (2,939)              (512)
  Adjustments to maintain reserves ..............                108                 48             (2,694)                (9)
                                                       -------------      -------------      -------------      -------------
      Net equity transactions ...................         (1,405,751)        (1,404,204)           (74,031)          (309,996)
                                                       -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          2,918,143          1,370,622             49,475           (165,896)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         26,518,943         23,447,300          3,193,216          2,971,112
                                                       -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........         29,437,086         24,817,922          3,242,691          2,805,216
                                                       =============      =============      =============      =============

                                NATIONWIDE VARIABLE ACCOUNT-II
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)

                                                                     AVISGVT                                 DRYSRGRO
                                                      ---------------------------------       ----------------------------------
                                                            1998               1997               1998                 1997
                                                      --------------      --------------      --------------      --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $      142,175             201,119                --                  --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................            (31,272)            (37,325)           (693,083)           (359,256)
      BOA Vision ................................               --                  --              (694,517)           (360,000)
      BOA Enterprise ............................               --                  --                (1,285)               (666)
                                                      --------------      --------------      --------------      --------------
    Net investment activity .....................            110,903             163,794          (1,388,885)           (719,922)
                                                      --------------      --------------      --------------      --------------

  Proceeds from mutual fund shares sold .........          1,389,899             926,038          68,861,675          41,579,219
  Cost of mutual fund shares sold ...............         (1,488,451)           (957,512)        (54,091,401)        (36,558,291)
                                                      --------------      --------------      --------------      --------------
    Realized gain (loss) on investments .........            (98,552)            (31,474)         14,770,274           5,020,928
  Change in unrealized gain (loss) on investments            124,054             (31,198)         18,409,814          11,798,651
                                                      --------------      --------------      --------------      --------------
    Net gain (loss) on investments ..............             25,502             (62,672)         33,180,088          16,819,579
                                                      --------------      --------------      --------------      --------------
  Reinvested capital gains ......................               --                  --                  --                  --
                                                      --------------      --------------      --------------      --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........            136,405             101,122          31,791,203          16,099,657
                                                      --------------      --------------      --------------      --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................             92,358              79,560          19,863,181          24,723,419
  Transfers between funds .......................           (320,168)           (127,254)         18,615,537          18,420,183
  Redemptions ...................................           (665,756)           (689,333)         (7,302,510)        (10,359,262)
  Annuity benefits ..............................             (1,383)               (264)             (2,573)             (2,019)
  Annual contract maintenance charge (note 2) ...             (2,256)             (2,871)            (56,132)            (32,919)
  Contingent deferred sales charges (note 2) ....             (3,034)             (2,142)           (111,403)           (302,367)
  Adjustments to maintain reserves ..............             (1,934)                 (7)               (202)            (13,443)
                                                      --------------      --------------      --------------      --------------
      Net equity transactions ...................           (902,173)           (742,311)         31,005,898          32,433,592
                                                      --------------      --------------      --------------      --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........           (765,768)           (641,189)         62,797,101          48,533,249
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....          5,090,894           6,125,969         181,485,180          81,334,310
                                                      --------------      --------------      --------------      --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $    4,325,126           5,484,780         244,282,281         129,867,559
                                                      ==============      ==============      ==============      ==============


                                                                    DRYSTKIX                                DRYCAPAP
                                                       ----------------------------------     ------------------------------------
                                                              1998                1997            1998                1997
                                                       --------------      --------------      --------------      --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           9,004,652           5,579,082               4,487                --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................          (3,732,666)         (1,782,329)           (139,296)               --
      BOA Vision ................................          (5,073,072)         (2,422,367)           (161,835)               --
      BOA Enterprise ............................              (7,717)             (3,685)               (292)               --
                                                       --------------      --------------      --------------      --------------
    Net investment activity .....................             191,197           1,370,701            (296,936)               --
                                                       --------------      --------------      --------------      --------------

  Proceeds from mutual fund shares sold .........         195,014,855          55,130,925          15,408,575                --
  Cost of mutual fund shares sold ...............        (126,455,346)        (43,848,370)        (13,437,419)               --
                                                       --------------      --------------      --------------      --------------
    Realized gain (loss) on investments .........          68,559,509          11,282,555           1,971,156                --
  Change in unrealized gain (loss) on investments         125,320,954         101,775,573           5,325,947                --
                                                       --------------      --------------      --------------      --------------
    Net gain (loss) on investments ..............         193,880,463         113,058,128           7,297,103                --
                                                       --------------      --------------      --------------      --------------
  Reinvested capital gains ......................           2,150,159                --                14,955                --
                                                       --------------      --------------      --------------      --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         196,221,819         114,428,829           7,015,122                --
                                                       --------------      --------------      --------------      --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         127,515,406         146,746,857           6,061,478                --
  Transfers between funds .......................          74,477,347         142,232,719          80,089,278                --
  Redemptions ...................................         (45,748,814)        (17,432,019)         (1,724,843)               --
  Annuity benefits ..............................            (112,324)             (2,229)               --                  --
  Annual contract maintenance charge (note 2) ...            (220,761)           (114,666)             (6,726)               --
  Contingent deferred sales charges (note 2) ....            (677,050)           (320,808)            (21,483)               --
  Adjustments to maintain reserves ..............             (19,286)            (73,761)             (1,819)               --
                                                       --------------      --------------      --------------      --------------
      Net equity transactions ...................         155,214,518         271,036,093          84,395,885                --
                                                       --------------      --------------      --------------      --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         351,436,337         385,464,922          91,411,007                --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,096,238,216         455,762,151          10,047,888                --
                                                       --------------      --------------      --------------      --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........       1,447,674,553         841,227,073         101,458,895                --
                                                       ==============      ==============      ==============      ==============

                                       9

                                NATIONWIDE VARIABLE ACCOUNT-II
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)

                                                                      DRYGRINC                                FIDVIPEI
                                                      ----------------------------------         ----------------------------------
                                                           1998                 1997                    1998               1997
                                                      --------------      --------------         --------------      --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $      323,763             175,664             36,741,162          31,564,284
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................           (167,049)            (34,892)           (10,712,723)         (7,647,924)
      BOA Vision ................................           (291,655)            (60,920)            (8,027,553)         (5,730,953)
      BOA Enterprise ............................             (1,757)               (367)                (7,077)             (5,052)
                                                      --------------      --------------         --------------      --------------
    Net investment activity .....................           (136,698)             79,485             17,993,809          18,180,355
                                                      --------------      --------------         --------------      --------------

  Proceeds from mutual fund shares sold .........         16,786,688           3,312,329            126,817,292          45,270,329
  Cost of mutual fund shares sold ...............        (14,944,734)         (3,305,730)           (78,868,247)        (32,259,863)
                                                      --------------      --------------         --------------      --------------
    Realized gain (loss) on investments .........          1,841,954               6,599             47,949,045          13,010,466
  Change in unrealized gain (loss) on investments            216,165           1,443,802             59,918,225         108,525,662
                                                      --------------      --------------         --------------      --------------
    Net gain (loss) on investments ..............          2,058,119           1,450,401            107,867,270         121,536,128
                                                      --------------      --------------         --------------      --------------
  Reinvested capital gains ......................          1,182,628             129,850            130,755,312         158,698,207
                                                      --------------      --------------         --------------      --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          3,104,049           1,659,736            256,616,391         298,414,690
                                                      --------------      --------------         --------------      --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         13,334,891          12,938,364            154,062,520         197,938,860
  Transfers between funds .......................          3,090,870          15,593,127            (27,958,257)          3,745,022
  Redemptions ...................................         (2,023,969)           (281,854)           (73,074,387)        (70,538,990)
  Annuity benefits ..............................               --                  --                 (134,521)            (73,352)
  Annual contract maintenance charge (note 2) ...            (11,942)             (2,367)              (586,563)           (521,726)
  Contingent deferred sales charges (note 2) ....            (37,007)             (6,542)            (1,411,722)         (1,029,538)
  Adjustments to maintain reserves ..............             (1,965)                252                (29,860)             (4,798)
                                                      --------------      --------------         --------------      --------------
      Net equity transactions ...................         14,350,878          28,240,980             13,742,964         126,980,081
                                                      --------------      --------------         --------------      --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         17,454,927          29,900,716            270,359,355         425,394,771
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         55,629,567             208,237          2,596,523,771       1,851,157,378
                                                      --------------      --------------         --------------      --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $   73,084,494          30,108,953          2,866,883,126       2,276,552,149
                                                      ==============      ==============         ==============      ==============


                                                                        FIDVIPGR                                FIDVIPHI
                                                        ----------------------------------      ----------------------------------
                                                               1998               1997               1998                 1997
                                                        --------------      --------------      --------------      --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           10,166,752          11,151,243          62,256,993          47,561,883
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................           (9,599,825)         (7,610,841)         (2,925,158)         (2,161,163)
      BOA Vision ................................           (4,732,502)         (3,751,977)         (3,089,060)         (2,282,257)
      BOA Enterprise ............................               (6,153)             (4,878)             (2,570)             (1,899)
                                                        --------------      --------------      --------------      --------------
    Net investment activity .....................           (4,171,728)           (216,453)         56,240,205          43,116,564
                                                        --------------      --------------      --------------      --------------

  Proceeds from mutual fund shares sold .........          201,708,740         199,208,156         157,086,198         191,807,790
  Cost of mutual fund shares sold ...............         (128,255,788)       (135,496,319)       (145,729,859)       (191,722,158)
                                                        --------------      --------------      --------------      --------------
    Realized gain (loss) on investments .........           73,452,952          63,711,837          11,356,339              85,632
  Change in unrealized gain (loss) on investments           26,018,613          97,848,782         (72,127,907)         (4,900,727)
                                                        --------------      --------------      --------------      --------------
    Net gain (loss) on investments ..............           99,471,565         161,560,619         (60,771,568)         (4,815,095)
                                                        --------------      --------------      --------------      --------------
  Reinvested capital gains ......................          265,940,840          49,915,087          39,559,131           5,878,435
                                                        --------------      --------------      --------------      --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          361,240,677         211,259,253          35,027,768          44,179,904
                                                        --------------      --------------      --------------      --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          101,685,493         136,587,470          51,352,801          76,486,836
  Transfers between funds .......................           (9,862,648)        (85,372,570)        (12,682,764)        (46,145,355)
  Redemptions ...................................          (41,835,430)        (23,476,643)
  Annuity benefits ..............................             (112,474)            (56,174)            (26,557)            (13,265)
  Annual contract maintenance charge (note 2) ...             (620,563)           (599,285)           (139,679)           (132,242)
  Contingent deferred sales charges (note 2) ....           (1,237,780)         (1,276,147)           (490,653)           (357,333)
  Adjustments to maintain reserves ..............                8,268             (29,567)             (6,108)              2,660
                                                        --------------      --------------      --------------      --------------
      Net equity transactions ...................             (823,936)        (21,285,263)         (3,828,390)          6,364,658
                                                        --------------      --------------      --------------      --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          360,416,741         189,973,990          31,199,378          50,544,562
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        1,994,796,761       1,662,797,746         827,837,454         654,534,143
                                                        --------------      --------------      --------------      --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        2,355,213,502       1,852,771,736         859,036,832         705,078,705
                                                        ==============      ==============      ==============      ==============


                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                   FIDVIPOV                             FIDVIPAM
                                                      ----------------------------------      ----------------------------------
                                                             1998           1997                   1998               1997
                                                      --------------      --------------      --------------      --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $   11,424,188           9,616,272          34,225,218          32,069,538
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................         (3,046,856)         (2,772,179)         (5,370,672)         (4,531,249)
      BOA Vision ................................         (1,167,358)         (1,062,120)         (2,102,846)         (1,774,177)
      BOA Enterprise ............................               (464)               (422)             (1,071)               (904)
                                                      --------------      --------------      --------------      --------------
    Net investment activity .....................          7,209,510           5,781,551          26,750,629          25,763,208
                                                      --------------      --------------      --------------      --------------

  Proceeds from mutual fund shares sold .........        218,974,841         117,549,833          45,636,033          31,706,648
  Cost of mutual fund shares sold ...............       (188,346,824)        (99,968,189)        (36,152,009)        (26,238,261)
                                                      --------------      --------------      --------------      --------------
    Realized gain (loss) on investments .........         30,628,017          17,581,644           9,484,024           5,468,387
  Change in unrealized gain (loss) on investments         16,880,888          26,604,470         (46,622,683)        (15,504,891)
                                                      --------------      --------------      --------------      --------------
    Net gain (loss) on investments ..............         47,508,905          44,186,114         (37,138,659)        (10,036,504)
                                                      --------------      --------------      --------------      --------------
  Reinvested capital gains ......................         33,671,290          38,173,687         102,675,653          80,445,621
                                                      --------------      --------------      --------------      --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         88,389,705          88,141,352          92,287,623          96,172,325
                                                      --------------      --------------      --------------      --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         20,229,608          30,805,648          48,762,142          58,277,866
  Transfers between funds .......................        (12,780,304)           (655,737)        (18,517,640)        (31,892,139)
  Redemptions ...................................        (31,470,503)        (21,217,928)        (57,534,196)        (38,642,863)
  Annuity benefits ..............................            (65,664)            (42,796)            (87,522)            (60,239)
  Annual contract maintenance charge (note 2) ...           (173,771)           (188,968)           (326,426)           (344,888)
  Contingent deferred sales charges (note 2) ....           (378,230)           (330,066)           (746,761)           (651,326)
  Adjustments to maintain reserves ..............             (3,085)             13,658             (10,659)              7,336
                                                      --------------      --------------      --------------      --------------
      Net equity transactions ...................        (24,641,949)          8,383,811         (28,461,062)        (13,306,253)
                                                      --------------      --------------      --------------      --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         63,747,756          96,525,163          63,826,561          82,866,072
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        585,358,058         562,589,941       1,080,601,131         926,404,131
                                                      --------------      --------------      --------------      --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        649,105,814         659,115,104       1,144,427,692       1,009,270,203
                                                      ==============      ==============      ==============      ==============

                                                                  FIDVIPCON                              FIDVIPGROP
                                                     -----------------------------------      ------------------------------
                                                           1998                  1997              1998              1997
                                                      --------------      --------------      --------------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          6,336,699           4,746,178             757,412            --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................         (2,911,050)         (1,794,049)           (259,476)           --
      BOA Vision ................................         (3,702,966)         (2,282,099)           (335,457)           --
      BOA Enterprise ............................             (2,697)             (1,662)               (539)           --
                                                      --------------      --------------      --------------      ----------
    Net investment activity .....................           (280,014)            668,368             161,940            --
                                                      --------------      --------------      --------------      ----------

  Proceeds from mutual fund shares sold .........         68,652,622          43,206,313          16,255,006            --
  Cost of mutual fund shares sold ...............        (45,027,636)        (36,032,570)        (14,950,932)           --
                                                      --------------      --------------      --------------      ----------
    Realized gain (loss) on investments .........         23,624,986           7,173,743           1,304,074            --
  Change in unrealized gain (loss) on investments         74,666,240          45,991,237           4,095,258            --
                                                      --------------      --------------      --------------      ----------
    Net gain (loss) on investments ..............         98,291,226          53,164,980           5,399,332            --
                                                      --------------      --------------      --------------      ----------
  Reinvested capital gains ......................         46,619,997          12,543,472           2,632,909            --
                                                      --------------      --------------      --------------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        144,631,209          66,376,820           8,194,181            --
                                                      --------------      --------------      --------------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         68,494,623         111,082,925          20,544,272            --
  Transfers between funds .......................        (20,797,205)         20,894,767          41,995,241            --
  Redemptions ...................................        (30,880,679)        (13,948,060)         (2,661,376)           --
  Annuity benefits ..............................             (9,174)             (4,531)               --              --
  Annual contract maintenance charge (note 2) ...           (189,743)           (124,221)            (11,359)           --
  Contingent deferred sales charges (note 2) ....           (500,214)           (255,758)            (23,728)           --
  Adjustments to maintain reserves ..............             (7,576)             14,818              (1,289)           --
                                                      --------------      --------------      --------------      ----------
      Net equity transactions ...................         16,110,032         117,659,940          59,841,761            --
                                                      --------------      --------------      --------------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        160,741,241         184,036,760          68,035,942            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        898,176,376         527,666,759          47,657,224            --
                                                      --------------      --------------      --------------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $1,058,917,617         711,703,519         115,693,166            --
                                                      ==============      ==============      ==============      ==========

                                NATIONWIDE VARIABLE ACCOUNT-II
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)


                                                                  MSEMMKT                           NSATCAPAP
                                                     -------------------------------  --------------------------------
                                                           1998             1997           1998             1997
                                                     -------------     -------------  -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $         --           --           2,147,228          1,108,257
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................           (30,698)        --          (1,665,100)          (653,788)
      BOA Vision ................................           (34,834)        --          (1,444,644)          (567,228)
      BOA Enterprise ............................               (91)        --              (8,421)            (3,306)
                                                     --------------     --------    --------------     --------------
    Net investment activity .....................           (65,623)        --            (970,937)          (116,065)
                                                     --------------     --------    --------------     --------------

  Proceeds from mutual fund shares sold .........        12,131,618         --          48,204,741         15,772,488
  Cost of mutual fund shares sold ...............       (11,951,972)                          --          (30,117,070)
                                                     --------------     --------    --------------     --------------
    Realized gain (loss) on investments .........           179,646         --          18,087,671          2,503,772
  Change in unrealized gain (loss) on investments          (647,489)        --          58,809,868         32,543,809
                                                     --------------     --------    --------------     --------------
    Net gain (loss) on investments ..............          (467,843)        --          76,897,539         35,047,581
                                                     --------------     --------    --------------     --------------
  Reinvested capital gains ......................              --           --                --                 --
                                                     --------------     --------    --------------     --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          (533,466)        --          75,926,602         34,931,516
                                                     --------------     --------    --------------     --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................           970,358         --          43,519,033         31,900,252
  Transfers between funds .......................         2,259,468                           --           63,443,682
  Redemptions ...................................          (433,935)                          --          (17,238,317)
  Annuity benefits ..............................              --           --              (3,744)               (87)
  Annual contract maintenance charge (note 2) ...            (1,071)        --             (87,745)           (42,312)
  Contingent deferred sales charges (note 2) ....            (6,773)        --            (217,785)           (95,798)
  Adjustments to maintain reserves ..............             3,730         --              19,839              2,666
                                                     --------------     --------    --------------     --------------
      Net equity transactions ...................         2,791,777         --          89,434,963         74,474,584
                                                     --------------     --------    --------------     --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         2,258,311         --         165,361,565        109,406,100
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         8,146,810         --         363,605,489        139,089,426
                                                     --------------     --------    --------------     --------------
CONTRACT OWNERS' EQUITY END OF PERIOD  ..........    $   10,405,121         --         528,967,054        248,495,526
                                                     ==============     ========    ==============     ==============



                                                                 NSATGVTBD                             NSATMYMKT
                                                    ---------------------------------   -----------------------------------
                                                        1998                1997               1998               1997
                                                    -------------       -------------    -------------        -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       8,975,341          8,551,828         22,143,936         22,458,970
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................      (1,378,254)        (1,203,126)        (3,214,953)        (3,363,183)
      BOA Vision ................................        (684,227)          (597,286)        (2,504,258)        (2,619,720)
      BOA Enterprise ............................          (1,343)            (1,172)            (3,465)            (3,625)
                                                   --------------     --------------     --------------     --------------
    Net investment activity .....................       6,911,517          6,750,244         16,421,260         16,472,442
                                                   --------------     --------------     --------------     --------------

  Proceeds from mutual fund shares sold .........      60,679,769         52,615,122      1,484,819,800      1,119,473,887
  Cost of mutual fund shares sold ...............     (13,268,716)       (53,243,983)    (1,484,819,800)    (1,119,473,887)
                                                   --------------     --------------     --------------     --------------
    Realized gain (loss) on investments .........       4,287,581           (628,861)              --                 --
  Change in unrealized gain (loss) on investments      (1,274,119)          (516,340)              --                 --
                                                   --------------     --------------     --------------     --------------
    Net gain (loss) on investments ..............       3,013,462         (1,145,201)              --                 --
                                                   --------------     --------------     --------------     --------------
  Reinvested capital gains ......................            --                 --                 --                 --
                                                   --------------     --------------     --------------     --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       9,924,979          5,605,043         16,421,260         16,472,442
                                                   --------------     --------------     --------------     --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      16,842,041         20,036,023        152,025,923        348,077,117
  Transfers between funds .......................      48,101,586         10,026,757        (26,104,609)       (63,365,080)
  Redemptions ...................................      (5,391,723)       (18,559,417)       (88,757,206)       (87,156,157)
  Annuity benefits ..............................         (12,497)           (11,602)           (17,716)           (15,130)
  Annual contract maintenance charge (note 2) ...         (80,302)           (90,912)          (160,142)          (188,994)
  Contingent deferred sales charges (note 2) ....        (210,798)          (284,764)        (1,118,076)        (1,269,769)
  Adjustments to maintain reserves ..............         (11,858)             1,103            (20,794)            (8,757)
                                                   --------------     --------------     --------------     --------------
      Net equity transactions ...................       7,750,047        (25,014,178)        (1,413,091)        40,579,033
                                                   --------------     --------------     --------------     --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      17,675,026        (19,409,135)        15,008,169         57,051,475
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     299,681,912        281,791,284        839,446,496        809,469,728
                                                   --------------     --------------     --------------     --------------
CONTRACT OWNERS' EQUITY END OF PERIOD  ..........     317,356,938        262,382,149        854,454,665        866,521,203
                                                   ==============     ==============     ==============     ==============

                                NATIONWIDE VARIABLE ACCOUNT-II
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)

                                                                 NSATSMCAPV                              NSATSMCO
                                                      -------------------------------     ----------------------------------
                                                            1998            1997              1998                 1997
                                                      -------------    -------------      -------------        -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $         --                 --                --                 --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................            (3,412)              --            (921,830)          (518,766)
      BOA Vision ................................            (2,478)              --          (1,099,383)          (618,684)
      BOA Enterprise ............................               (18)              --              (4,881)            (2,747)
                                                     --------------     --------------    --------------     --------------
    Net investment activity .....................            (5,908)              --          (2,026,094)        (1,140,197)
                                                     --------------     --------------    --------------     --------------

  Proceeds from mutual fund shares sold .........         6,223,530               --         132,047,603         42,336,598
  Cost of mutual fund shares sold ...............        (6,296,508)              --        (109,947,843)       (40,149,161)
                                                     --------------     --------------    --------------     --------------
    Realized gain (loss) on investments .........           (72,978)              --          22,099,760          2,187,437
  Change in unrealized gain (loss) on investments           (37,526)              --          (4,600,996)        15,538,135
                                                     --------------     --------------    --------------     --------------
    Net gain (loss) on investments ..............          (110,504)              --          17,498,764         17,725,572
                                                     --------------     --------------    --------------     --------------
  Reinvested capital gains ......................              --                 --                --                 --
                                                     --------------     --------------    --------------     --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          (116,412)              --          15,472,670         16,585,375
                                                     --------------     --------------    --------------     --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................           167,770               --          23,526,278         34,093,477
  Transfers between funds .......................         5,478,839               --         (15,739,063)         7,917,806
  Redemptions ...................................          (101,373)              --         (10,134,672)        (5,415,948)
  Annuity benefits ..............................              --                 --              (7,540)              (183)
  Annual contract maintenance charge (note 2) ...              (109)              --             (57,792)           (34,592)
  Contingent deferred sales charges (note 2) ....            (2,064)              --            (137,970)           (87,556)
  Adjustments to maintain reserves ..............               (17)              --              (2,129)             5,221
                                                     --------------     --------------    --------------     --------------
      Net equity transactions ...................         5,543,046               --          (2,552,888)        36,478,225
                                                     --------------     --------------    --------------     --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         5,426,634               --          12,919,782         53,063,600
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....              --                 --         290,550,224        158,512,836
                                                     --------------     --------------    --------------     --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $    5,426,634               --         303,470,006        211,576,436
                                                     ==============     ==============    ==============     ==============



                                                                 NSATTOTRE                              NBAMTGRO
                                                       -------------------------------      --------------------------------
                                                           1998               1997               1998              1997
                                                       -------------     -------------      -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        6,368,682          6,251,397               --                 --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................       (4,473,032)        (2,622,177)        (2,369,715)        (1,975,271)
      BOA Vision ................................       (3,237,715)        (1,898,010)          (834,939)          (695,962)
      BOA Enterprise ............................          (20,901)           (12,253)            (1,307)            (1,089)
                                                    --------------     --------------     --------------     --------------
    Net investment activity .....................       (1,362,966)         1,718,957         (3,205,961)        (2,672,322)
                                                    --------------     --------------     --------------     --------------

  Proceeds from mutual fund shares sold .........       27,953,959         19,512,964        120,406,852         89,442,785
  Cost of mutual fund shares sold ...............      (13,323,108)       (75,082,965)
                                                    --------------     --------------     --------------     --------------
    Realized gain (loss) on investments .........       13,737,450          6,189,856          6,467,315         14,359,820
  Change in unrealized gain (loss) on investments      135,574,768        112,904,783        (60,188,248)        16,708,565
                                                    --------------     --------------     --------------     --------------
    Net gain (loss) on investments ..............      149,312,218        119,094,639        (53,720,933)        31,068,385
                                                    --------------     --------------     --------------     --------------
  Reinvested capital gains ......................             --                 --          124,274,598         32,577,604
                                                    --------------     --------------     --------------     --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      147,949,252        120,813,596         67,347,704         60,973,667
                                                    --------------     --------------     --------------     --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       89,681,344        112,624,294         16,777,782         23,630,565
  Transfers between funds .......................       10,886,852         42,240,681        (14,431,585)           217,760
  Redemptions ...................................      (21,834,111)       (24,294,610)       (19,574,464)
  Annuity benefits ..............................          (96,407)           (67,682)           (40,385)           (23,739)
  Annual contract maintenance charge (note 2) ...         (263,644)          (195,808)          (145,581)          (148,344)
  Contingent deferred sales charges (note 2) ....         (583,024)          (319,769)          (258,060)          (264,218)
  Adjustments to maintain reserves ..............           24,570             10,036             (8,760)             1,595
                                                    --------------     --------------     --------------     --------------
      Net equity transactions ...................       49,139,102        132,457,641        (22,401,199)         3,839,155
                                                    --------------     --------------     --------------     --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      197,088,354        253,271,237         44,946,505         64,812,822
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    1,035,147,551        582,959,358        477,494,040        375,781,424
                                                    --------------     --------------     --------------     --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    1,232,235,905        836,230,595        522,440,545        440,594,246
                                                    ==============     ==============     ==============     ==============

                                NATIONWIDE VARIABLE ACCOUNT-II
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)

                                                               NBAMTGUARD                   NBAMTLMAT
                                                     -------------------------    -----------------------------
                                                          1998           1997         1998               1997
                                                     ------------     --------    ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $       --           --        11,658,274       11,734,100
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................         (13,610)        --          (725,803)        (778,328)
      BOA Vision ................................         (42,513)        --          (514,138)        (551,345)
      BOA Enterprise ............................             (21)        --              (451)            (484)
                                                     ------------     --------    ------------     ------------
    Net investment activity .....................         (56,144)        --        10,417,882       10,403,943
                                                     ------------     --------    ------------     ------------

  Proceeds from mutual fund shares sold .........       1,124,661         --        27,530,038       31,542,591
  Cost of mutual fund shares sold ...............      (1,166,532)        --       (28,037,204)     (32,221,162)
                                                     ------------     --------    ------------     ------------
    Realized gain (loss) on investments .........         (41,871)        --          (507,166)        (678,571)
  Change in unrealized gain (loss) on investments        (357,883)        --        (6,577,711)      (5,260,364)
                                                     ------------     --------    ------------     ------------
    Net gain (loss) on investments ..............        (399,754)        --        (7,084,877)      (5,938,935)
                                                     ------------     --------    ------------     ------------
  Reinvested capital gains ......................            --           --              --               --
                                                     ------------     --------    ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (455,898)        --         3,333,005        4,465,008
                                                     ------------     --------    ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         383,686         --        13,293,975       38,108,381
  Transfers between funds .......................      29,531,145         --       (11,199,400)     (42,262,531)
  Redemptions ...................................        (262,732)        --       (12,244,793)      (8,683,033)
  Annuity benefits ..............................            --           --            (7,751)          (7,556)
  Annual contract maintenance charge (note 2) ...            (624)        --           (33,202)         (37,088)
  Contingent deferred sales charges (note 2) ....          (3,068)        --          (111,457)        (119,730)
  Adjustments to maintain reserves ..............            (100)        --                45              251
                                                     ------------     --------    ------------     ------------
      Net equity transactions ...................      29,648,307         --       (10,302,583)     (13,001,306)
                                                     ------------     --------    ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      29,192,409         --        (6,969,578)      (8,536,298)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....            --           --       188,450,178      203,772,070
                                                     ------------     --------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $ 29,192,409         --       181,480,600      195,235,772
                                                     ============     ========    ============     ============


                                                                 NBAMTPART                        OPPBDFD
                                                      -----------------------------     -----------------------------
                                                           1998            1997              1998           1997
                                                      ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        3,116,604        1,231,708        4,888,363        7,115,979
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................       (2,498,541)      (1,338,579)        (924,022)        (677,807)
      BOA Vision ................................       (3,225,984)      (1,728,303)      (1,090,273)        (799,759)
      BOA Enterprise ............................           (5,469)          (2,930)            (951)            (697)
                                                      ------------     ------------     ------------     ------------
    Net investment activity .....................       (2,613,390)      (1,838,104)       2,873,117        5,637,716
                                                      ------------     ------------     ------------     ------------

  Proceeds from mutual fund shares sold .........      124,191,440      122,827,255       37,901,793       12,056,637
  Cost of mutual fund shares sold ...............      (98,023,788)    (100,788,770)     (35,006,289)     (12,246,361)
                                                      ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .........       26,167,652       22,048,485        2,895,504         (189,724)
  Change in unrealized gain (loss) on investments      (79,282,377)      26,328,169         (654,044)      (1,266,858)
                                                      ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..............      (53,114,725)      48,376,654        2,241,460       (1,456,582)
                                                      ------------     ------------     ------------     ------------
  Reinvested capital gains ......................       98,173,016       18,968,301        4,423,968          738,909
                                                      ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       42,444,901       65,506,851        9,538,545        4,920,043
                                                      ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       71,012,596       81,700,489       22,076,862       28,138,560
  Transfers between funds .......................      (20,152,842)      88,267,780       (2,641,675)      (4,069,956)
  Redemptions ...................................      (28,346,780)     (13,810,788)     (12,199,727)      (7,799,554)
  Annuity benefits ..............................           (6,044)            (128)         (41,597)         (39,043)
  Annual contract maintenance charge (note 2) ...         (130,960)         (76,574)         (50,020)         (49,229)
  Contingent deferred sales charges (note 2) ....         (391,118)        (187,351)        (173,434)        (141,210)
  Adjustments to maintain reserves ..............              256           (6,922)          (1,247)          (4,125)
                                                      ------------     ------------     ------------     ------------
      Net equity transactions ...................       21,985,108      155,886,506        6,969,162       16,035,443
                                                      ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       64,430,009      221,393,357       16,507,707       20,955,486
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      777,189,563      354,011,224      290,966,291      215,102,822
                                                      ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $841,619,572      575,404,581      307,473,998      236,058,308
                                                      ============     ============     ============     ============

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                OPPGISEC                               OPPGRO
                                                       ---------------------------        ---------------------------
                                                          1998           1997                   1998          1997
                                                     -------------  -------------         -------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $  10,856,886         4,353,191           188,351        --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................       (1,804,398)       (1,219,806)         (102,797)       --
      BOA Vision ................................       (1,836,779)       (1,241,695)          (91,138)       --
      BOA Enterprise ............................             (962)             (650)             (284)       --
                                                     -------------     -------------     -------------     -------
    Net investment activity .....................        7,214,747         1,891,040            (5,868)       --
                                                     -------------     -------------     -------------     -------

  Proceeds from mutual fund shares sold .........       59,938,116        35,655,404         6,921,199        --
  Cost of mutual fund shares sold ...............      (40,682,858)      (31,902,449)       (6,683,106)       --
                                                     -------------     -------------     -------------     -------
    Realized gain (loss) on investments .........       19,255,258         3,752,955           238,093        --
  Change in unrealized gain (loss) on investments      (10,214,150)       47,080,839         1,708,886        --
                                                     -------------     -------------     -------------     -------
    Net gain (loss) on investments ..............        9,041,108        50,833,794         1,946,979        --
                                                     -------------     -------------     -------------     -------
  Reinvested capital gains ......................       40,867,407              --           2,272,563        --
                                                     -------------     -------------     -------------     -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       57,123,262        52,724,834         4,213,674        --
                                                     -------------     -------------     -------------     -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       31,758,518        44,770,193         8,643,848        --
  Transfers between funds .......................        4,686,767        38,737,683        12,910,039        --
  Redemptions ...................................      (18,731,010)      (10,613,688)         (776,512)       --
  Annuity benefits ..............................           (8,763)           (2,509)             (788)       --
  Annual contract maintenance charge (note 2) ...         (107,412)          (93,281)           (4,247)       --
  Contingent deferred sales charges (note 2) ....         (267,859)         (183,471)           (8,494)       --
  Adjustments to maintain reserves ..............            2,106            38,864            (1,719)       --
                                                     -------------     -------------     -------------     -------
      Net equity transactions ...................       17,332,347        72,653,791        20,762,127        --
                                                     -------------     -------------     -------------     -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       74,455,609       125,378,625        24,975,801        --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      489,322,679       306,611,895        16,190,114        --
                                                     -------------     -------------     -------------     -------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $ 563,778,288       431,990,520        41,165,915        --
                                                     =============     =============     =============     =======

                                                               OPPMULT                            STOPP2
                                                      ---------------------------      -----------------------------
                                                          1998           1997               1998           1997
                                                    -------------    -------------     -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      3,212,145         5,025,792           275,073         1,753,718
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................     (1,270,217)         (912,927)       (3,503,823)       (2,594,918)
      BOA Vision ................................     (1,125,718)         (809,073)       (2,014,302)       (1,491,784)
      BOA Enterprise ............................         (1,258)             (904)           (2,704)           (2,003)
                                                    ------------     -------------     -------------     -------------
    Net investment activity .....................        814,952         3,302,888        (5,245,756)       (2,334,987)
                                                    ------------     -------------     -------------     -------------

  Proceeds from mutual fund shares sold .........     10,856,307         3,247,753        83,757,828        81,547,853
  Cost of mutual fund shares sold ...............     (7,837,962)       (2,562,485)      (53,875,976)      (63,267,112)
                                                    ------------     -------------     -------------     -------------
    Realized gain (loss) on investments .........      3,018,345           685,268        29,881,852        18,280,741
  Change in unrealized gain (loss) on investments       (673,378)        8,254,080       (29,228,918)      (12,478,431)
                                                    ------------     -------------     -------------     -------------
    Net gain (loss) on investments ..............      2,344,967         8,939,348           652,934         5,802,310
                                                    ------------     -------------     -------------     -------------
  Reinvested capital gains ......................     18,630,439         9,159,579       101,358,207        57,079,292
                                                    ------------     -------------     -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     21,790,358        21,401,815        96,765,385        60,546,615
                                                    ------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     23,403,887        35,577,311        35,730,746        47,518,414
  Transfers between funds .......................     (6,362,589)        5,041,160       (10,308,522)      (23,658,128)
  Redemptions ...................................    (16,522,311)       (9,990,640)      (28,921,115)      (18,178,591)
  Annuity benefits ..............................        (15,347)           (2,594)          (24,176)           (6,790)
  Annual contract maintenance charge (note 2) ...        (76,041)          (69,326)         (197,185)         (179,768)
  Contingent deferred sales charges (note 2) ....       (202,593)         (142,556)         (397,012)         (298,603)
  Adjustments to maintain reserves ..............         (9,862)            1,653             8,185           (16,937)
                                                    ------------     -------------     -------------     -------------
      Net equity transactions ...................        215,144        30,415,008        (4,109,079)        5,179,597
                                                    ------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     22,005,502        51,816,823        92,656,306        65,726,212
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    340,972,204       237,388,771       764,227,770       602,429,220
                                                    ------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $362,977,706       289,205,594       856,884,076       668,155,432
                                                    ============     =============     =============     =============

                                NATIONWIDE VARIABLE ACCOUNT-II
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)

                                                                STDISC2                            STINTSTK2
                                                    ---------------------------------    -----------------------------
                                                          1998               1997             1998               1997
                                                     -------------      -------------    -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $        --                --             530,498         1,173,377
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................         (781,617)         (740,069)         (146,258)         (211,284)
      BOA Vision ................................         (508,056)         (481,050)         (191,882)         (277,193)
      BOA Enterprise ............................             (294)             (278)             (185)             (267)
                                                     -------------     -------------     -------------     -------------
    Net investment activity .....................       (1,289,967)       (1,221,397)          192,173           684,633
                                                     -------------     -------------     -------------     -------------

  Proceeds from mutual fund shares sold .........       46,665,592        59,182,039        20,333,342        19,502,270
  Cost of mutual fund shares sold ...............      (40,771,871)      (69,473,719)      (22,524,186)      (19,263,660)
                                                     -------------     -------------     -------------     -------------
    Realized gain (loss) on investments .........        5,893,721       (10,291,680)       (2,190,844)          238,610
  Change in unrealized gain (loss) on investments        5,783,102        18,060,432         5,184,345         2,908,648
                                                     -------------     -------------     -------------     -------------
    Net gain (loss) on investments ..............       11,676,823         7,768,752         2,993,501         3,147,258
                                                     -------------     -------------     -------------     -------------
  Reinvested capital gains ......................        2,856,579              --                --           1,762,973
                                                     -------------     -------------     -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       13,243,435         6,547,355         3,185,674         5,594,864
                                                     -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        8,162,317        12,576,957         2,716,958         9,546,930
  Transfers between funds .......................      (18,778,298)      (32,928,867)       (6,535,651)       (4,843,431)
  Redemptions ...................................       (7,500,752)       (5,553,617)       (2,007,256)       (2,418,262)
  Annuity benefits ..............................           (4,989)           (4,178)           (2,347)             (301)
  Annual contract maintenance charge (note 2) ...          (53,133)          (57,926)           (9,688)          (13,198)
  Contingent deferred sales charges (note 2) ....         (118,796)         (106,823)          (33,050)          (39,801)
  Adjustments to maintain reserves ..............           (7,281)            1,577            (4,864)            6,023
                                                     -------------     -------------     -------------     -------------
      Net equity transactions ...................      (18,300,932)      (26,072,877)       (5,875,898)        2,237,960
                                                     -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       (5,057,497)      (19,525,522)       (2,690,224)        7,832,824
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      195,266,423       208,719,472        49,718,321        69,828,900
                                                     -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $ 190,208,926       189,193,950        47,028,097        77,661,724
                                                     =============     =============     =============     =============

                                                                 VEWRLDBD                           VEWRLDEMKT
                                                      ---------------------------       -------------------------------
                                                           1998           1997               1998               1997
                                                      -------------  -------------      -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          874,183         3,428,399           606,759           154,979
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................         (380,834)         (398,353)         (215,894)         (237,314)
      BOA Vision ................................         (259,631)         (271,574)         (232,693)         (255,780)
      BOA Enterprise ............................             (101)             (106)             (467)             (513)
                                                     -------------     -------------     -------------     -------------
    Net investment activity .....................          233,617         2,758,366           157,705          (338,628)
                                                     -------------     -------------     -------------     -------------

  Proceeds from mutual fund shares sold .........       17,480,822        15,455,271        48,944,375        19,396,054
  Cost of mutual fund shares sold ...............      (16,206,221)      (68,879,745)      (17,470,513)
                                                     -------------     -------------     -------------     -------------
    Realized gain (loss) on investments .........           82,852          (750,950)      (19,935,370)        1,925,541
  Change in unrealized gain (loss) on investments        2,215,510        (3,712,901)        4,262,247        10,987,529
                                                     -------------     -------------     -------------     -------------
    Net gain (loss) on investments ..............        2,298,362        (4,463,851)      (15,673,123)       12,913,070
                                                     -------------     -------------     -------------     -------------
  Reinvested capital gains ......................             --                --             539,341              --
                                                     -------------     -------------     -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        2,531,979        (1,705,485)      (14,976,077)       12,574,442
                                                     -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        3,372,107         7,580,856         5,659,239        18,381,249
  Transfers between funds .......................       (1,481,831)      (12,976,172)      (18,747,855)       81,183,104
  Redemptions ...................................       (6,292,171)       (4,176,191)       (3,174,552)       (3,263,398)
  Annuity benefits ..............................           (5,739)           (5,583)           (1,882)             --
  Annual contract maintenance charge (note 2) ...          (20,805)          (25,506)          (14,703)          (14,374)
  Contingent deferred sales charges (note 2) ....          (55,858)          (56,222)          (45,362)          (40,595)
  Adjustments to maintain reserves ..............           (2,989)            2,837            12,786            (2,314)
                                                     -------------     -------------     -------------     -------------
      Net equity transactions ...................       (4,487,286)       (9,655,981)      (16,312,329)       96,243,672
                                                     -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       (1,955,307)      (11,361,466)      (31,288,406)      108,818,114
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       97,264,864       109,247,607        77,776,313        12,180,233
                                                     -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........       95,309,557        97,886,141        46,487,907       120,998,347
                                                     =============     =============     =============     =============

                                NATIONWIDE VARIABLE ACCOUNT-II
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)


                                                                VEWRLDHAS                              MSRESEC
                                                     -------------------------------     -------------------------------
                                                           1998              1997            1998                1997
                                                     -------------     -------------     -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $     711,661         2,942,339           393,097           313,963
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................         (482,321)         (635,853)         (769,496)         (583,759)
      BOA Vision ................................         (261,589)         (344,857)         (863,330)         (654,944)
      BOA Enterprise ............................             (496)             (654)           (1,359)           (1,031)
                                                     -------------     -------------     -------------     -------------
    Net investment activity .....................          (32,745)        1,960,975        (1,241,088)         (925,771)
                                                     -------------     -------------     -------------     -------------

  Proceeds from mutual fund shares sold .........       57,468,176        97,493,184        55,400,128        47,737,092
  Cost of mutual fund shares sold ...............      (69,323,681)      (98,910,886)      (49,387,335)      (37,756,421)
                                                     -------------     -------------     -------------     -------------
    Realized gain (loss) on investments .........      (11,855,505)       (1,417,702)        6,012,793         9,980,671
  Change in unrealized gain (loss) on investments      (21,882,300)       (6,576,640)      (22,459,894)          432,243
                                                     -------------     -------------     -------------     -------------
    Net gain (loss) on investments ..............      (33,737,805)       (7,994,342)      (16,447,101)       10,412,914
                                                     -------------     -------------     -------------     -------------
  Reinvested capital gains ......................       17,475,241         3,986,394         3,868,070           634,606
                                                     -------------     -------------     -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (16,295,309)       (2,046,973)      (13,820,119)       10,121,749
                                                     -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        3,859,730        10,015,899        15,377,243        39,174,929
  Transfers between funds .......................      (16,545,723)      (10,556,477)      (46,026,010)       12,202,131
  Redemptions ...................................       (4,750,419)       (5,534,083)       (8,772,346)       (4,636,004)
  Annuity benefits ..............................           (2,187)           (2,331)           (2,897)             --
  Annual contract maintenance charge (note 2) ...          (31,268)          (42,800)          (39,873)          (28,759)
  Contingent deferred sales charges (note 2) ....          (59,311)          (88,770)         (102,222)          (62,560)
  Adjustments to maintain reserves ..............          (71,638)          (10,541)           (4,508)           14,152
                                                     -------------     -------------     -------------     -------------
      Net equity transactions ...................      (17,600,816)       (6,219,103)      (39,570,613)       46,663,889
                                                     -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      (33,896,125)       (8,266,076)      (53,390,732)       56,785,638
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      127,190,392       151,820,758       268,677,705       150,233,923
                                                     -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $  93,294,267       143,554,682       215,286,973       207,019,561
                                                     =============     =============     =============     =============


                                                                WPINTEQ                              WPPVENCAP
                                                     -------------------------------      --------------------------------
                                                          1998            1997                 1998              1997
                                                     -------------  ----------------      -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             --                --                --                --
  Mortality, expense and administration
    charges (note 2):
      BOA .......................................         (840,510)         (832,945)          (64,309)          (58,424)
      BOA Vision ................................       (1,151,747)       (1,414,381)          (60,040)          (54,546)
      BOA Enterprise ............................             (729)             (722)             (216)             (196)
                                                     -------------     -------------     -------------     -------------
    Net investment activity .....................       (1,992,986)       (1,975,048)         (124,565)         (113,166)
                                                     -------------     -------------     -------------     -------------

  Proceeds from mutual fund shares sold .........      109,278,040        41,864,545        31,925,665        11,234,339
  Cost of mutual fund shares sold ...............     (107,139,977)      (38,836,403)      (30,207,975)      (11,505,714)
                                                     -------------     -------------     -------------     -------------
    Realized gain (loss) on investments .........        2,138,063         3,028,142         1,717,690          (271,375)
  Change in unrealized gain (loss) on investments       34,758,926        39,653,878           575,939           713,051
                                                     -------------     -------------     -------------     -------------
    Net gain (loss) on investments ..............       36,896,989        42,682,020         2,293,629           441,676
                                                     -------------     -------------     -------------     -------------
  Reinvested capital gains ......................             --                --                --                --
                                                     -------------     -------------     -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       34,904,003        40,706,972         2,169,064           328,510
                                                     -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       15,406,815        39,025,892         1,675,659         4,016,237
  Transfers between funds .......................      (42,413,480)        4,657,264         3,736,868         7,044,625
  Redemptions ...................................       (9,741,464)       (7,393,064)       (1,115,131)       (1,270,233)
  Annuity benefits ..............................           (5,711)           (2,028)             --                --
  Annual contract maintenance charge (note 2) ...          (48,425)          (51,338)           (3,726)           (2,658)
  Contingent deferred sales charges (note 2) ....         (132,161)         (120,964)          (11,515)          (16,644)
  Adjustments to maintain reserves ..............            2,818             7,716              (130)              167
                                                     -------------     -------------     -------------     -------------
      Net equity transactions ...................      (36,931,608)       36,123,478         4,282,025         9,771,494
                                                     -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       (2,027,605)       76,830,450         6,451,089        10,100,004
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      286,776,025       264,866,519        14,678,793         9,448,612
                                                     -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $ 284,748,420       341,696,969        21,129,882        19,548,616
                                                     =============     =============     =============     =============

                                NATIONWIDE VARIABLE ACCOUNT-II
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)

                                                                              WPSMCOGR
                                                                 --------------------------------
                                                                       1998            1997
                                                                 -------------   ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................................    $        --                --
  Mortality, expense and administration
    charges (note 2):
      BOA ...................................................       (1,194,562)         (823,547)
      BOA Vision ............................................       (1,368,706)         (943,605)
      BOA Enterprise ........................................           (2,248)           (1,550)
                                                                 -------------     -------------
    Net investment activity .................................       (2,565,516)       (1,768,702)
                                                                 -------------     -------------

  Proceeds from mutual fund shares sold .....................      141,376,448        67,203,244
  Cost of mutual fund shares sold ...........................      115,793,369)      (71,741,823)
                                                                 -------------     -------------
    Realized gain (loss) on investments .....................       25,583,079        (4,538,579)
  Change in unrealized gain (loss) on investments (7,716,827)       14,343,875
                                                                 -------------     -------------
    Net gain (loss) on investments ..........................       17,866,252         9,805,296
                                                                 -------------     -------------
  Reinvested capital gains ..................................             --                --
                                                                 -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ....................       15,300,736         8,036,594
                                                                 -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................................       22,114,528        43,546,865
  Transfers between funds ...................................      (40,111,858)        4,889,000
  Redemptions ...............................................      (12,709,338)       (7,923,287)
  Annuity benefits ..........................................           (3,802)             (423)
  Annual contract maintenance charge (note 2) ...............          (73,647)          (54,634)
  Contingent deferred sales charges (note 2) ................         (217,616)         (145,426)
  Adjustments to maintain reserves ..........................           (1,506)             (361)
                                                                 -------------     -------------
      Net equity transactions ...............................      (31,003,239)       40,311,734
                                                                 -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......................      (15,702,503)       48,348,328
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .................      383,397,113       257,182,600
                                                                 -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......................    $ 367,694,610       305,530,928
                                                                 =============     =============

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a)Organization and Nature of Operations

       The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

    (b)The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

       With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.);
            American Century VP - American Century VP Balanced (ACVPBal)
              (formerly TCI Portfolios - TCI Balanced)
            American Century VP - American Century VP Capital Appreciation
              (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
            American Century VP - American Century VP Income & Growth (ACVPIncGr) American Century VP - American Century VP International (ACVPInt)
              (formerly TCI Portfolios - TCI International) American Century VP
            - American Century VP Value (ACVPValue)
              (formerly TCI Portfolios - TCI Value)

          Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
            American VISeries - Growth Fund (AVISGro)
            American VISeries - High-Yield Bond Fund (AVISHiYld)
            American VISeries - U.S. Government/AAA-Rated Securities Fund
             (AVISGvt)

          The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

          Dreyfus Stock Index Fund (DryStkIx)

          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF
            - Growth and Income Portfolio (DryGrInc)

          Portfolios of the Fidelity Variable Insurance Products Fund
           (Fidelity VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr) Fidelity VIP - High Income Portfolio (FidVIPHI) Fidelity VIP - Overseas Portfolio (FidVIPOv)

     Portfolios of the Fidelity Variable Insurance Products Fund II
      (Fidelity VIP-II);
       Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
       Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

     Portfolio of the Fidelity Variable Insurance Products Fund III
       (Fidelity VIP-III);
       Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

     Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
       Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

     Funds of the Nationwide Separate Account Trust (Nationwide SAT)
      (managed for a fee by an affiliated investment advisor);
       Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
       Nationwide SAT - Government Bond Fund (NSATGvtBd)
       Nationwide SAT - Money Market Fund (NSATMyMkt)
       Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
       Nationwide SAT - Small Company Fund (NSATSmCo)
       Nationwide SAT - Total Return Fund (NSATTotRe)

     Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
       Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
       Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
       Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

     Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
       Oppenheimer VAF - Bond Fund (OppBdFd)
       Oppenheimer VAF - Global Securities Fund (OppGlSec)
       Oppenheimer VAF - Growth Fund (OppGro)
       Oppenheimer VAF - Multiple Strategies Fund (OppMult)

     Strong Opportunity Fund II, Inc. (StOpp2)
       (formerly Strong Special Fund II, Inc.)

     Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
       Strong VIF - Strong Discovery Fund II (StDisc2)
       Strong VIF - Strong International Stock Fund II (StIntStk2)

     Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
       Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
       Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         (formerly Van Eck WIT - Gold and Natural Resources Fund)

     Portfolio of the Van Kampen American Capital Life Investment Trust
      (Van Kampen American Capital LIT);
       Van Kampen American Capital LIT - Morgan Stanley Real Estate
        Securities Portfolio (MSRESec)
        (formerly Van Kampen American Capital LIT - Real Estate Securities
          Fund)

     Portfolios of the Warburg Pincus Trust;
       Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

  At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

  The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    (c)Security Valuation, Transactions and Related Investment Income

       The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d)Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e)Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

    The following is a summary of contract owners' equity at June 30, 1998, for each series, in both the accumulation and payout phases.

                                                                                          PERIOD
 Contract owners' equity represented by:        UNITS       UNIT VALUE                    RETURN
                                             ---------      -----------                   -------
   Contracts in accumulation phase:

     The BEST OF AMERICA(R) contracts:
       American Century VP -
American Century VP Balanced:
  Tax qualified .......................       3,505,947    $18.575584    $ 65,125,013       14%
  Non-tax qualified ...................       3,104,041     18.575584      57,659,374       14%
American Century VP -
American Century VP Capital
 Appreciation:
  Tax qualified .......................       6,321,433     22.659719     143,241,895        0%
  Non-tax qualified ...................       3,652,482     22.659719      82,764,216        0%
American Century VP - American Century
 VP Income & Growth:
  Tax qualified .......................         227,099     10.090428       2,291,526        1%(a)
  Non-tax qualified ...................         412,232     10.090428       4,159,597        1%(a)
American Century VP -
American Century VP International:
  Tax qualified .......................       5,149,061     17.122323      88,163,886       24%
  Non-tax qualified ...................       4,261,886     17.122323      72,973,389       24%
American Century VP -
American Century VP Value:
  Tax qualified .......................       1,425,927     13.280359      18,936,822        5%
  Non-tax qualified ...................       1,248,175     13.280359      16,576,212        5%
American VI Series - Growth Fund:
  Tax qualified .......................         406,915     36.656953      14,916,264       17%
  Non-tax qualified ...................         395,993     36.656953      14,515,897       17%
American VI Series -
High-Yield Bond Fund:
  Tax qualified .......................          75,035     26.686010       2,002,385        4%
  Non-tax qualified ...................          44,233     26.686010       1,180,402        4%
American VI Series - U.S. Government/
AAA-Rated Securities Fund:
  Tax qualified .......................         127,873     20.276945       2,592,874        3%
  Non-tax qualified ...................          83,345     20.276945       1,689,982        3%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified .......................       3,210,672     25.402227      81,558,219       18%
  Non-tax qualified ...................       1,832,336     25.402227      46,545,415       18%
Dreyfus Stock Index Fund:
  Tax qualified .......................      14,370,809     25.233975     362,632,635       17%
  Non-tax qualified ...................      10,589,227     25.233975     267,208,289       17%
Dreyfus VIF -
Capital Appreciation Portfolio:
  Tax qualified .......................       2,160,230     12.225394      26,409,663       20%
  Non-tax qualified ...................       1,707,614     12.225394      20,876,254       20%
Dreyfus VIF - Growth and Income Portfolio:
  Tax qualified .......................       1,271,442     12.119449      15,409,176        6%
  Non-tax qualified ...................         948,417     12.119449      11,494,291        6%

Fidelity VIP - Equity-Income Portfolio:
  Tax qualified ..........................     24,066,507          38.939799        937,144,945          10%
  Non-tax qualified ......................     18,841,611          38.939799        733,688,545          10%
Fidelity VIP - Growth Portfolio:
  Tax qualified ..........................     17,283,295          55.531882        959,773,899          18%
  Non-tax qualified ......................     11,350,823          55.531882        630,332,563          18%
Fidelity VIP - High Income Portfolio:
  Tax qualified ..........................      6,781,638          29.691103        201,354,312           4%
  Non-tax qualified ......................      7,228,351          29.691103        214,617,714           4%
Fidelity VIP - Overseas Portfolio:
  Tax qualified ..........................     12,117,223          21.023415        254,745,408          15%
  Non-tax qualified ......................     10,283,113          21.023415        216,186,152          15%
Fidelity VIP-II - Asset Manager Portfolio:
  Tax qualified ..........................     19,746,877          26.406332        521,442,590           9%
  Non-tax qualified ......................     11,749,485          26.406332        310,260,802           9%
Fidelity VIP-II - Contrafund Portfolio:
  Tax qualified ..........................     14,493,700          18.837020        273,018,117          16%
  Non-tax qualified ......................     11,027,259          18.837020        207,720,698          16%
Fidelity VIP-III -
Growth Opportunities Portfolio:
  Tax qualified ..........................      2,348,173          12.091497         28,392,927          11%
  Non-tax qualified ......................      1,903,225          12.091497         23,012,839          11%
Morgan Stanley -
Emerging Markets Debt Portfolio:
  Tax qualified ..........................        262,136           9.374025          2,457,269          (4)%
  Non-tax qualified ......................        309,958           9.374025          2,905,554          (4)%
Nationwide SAT -
Capital Appreciation Fund:
  Tax qualified ..........................      5,209,357          28.283511        147,338,906          19%
  Non-tax qualified ......................      4,988,122          28.283511        141,081,603          19%
Nationwide SAT -
Government Bond Fund:
  Tax qualified ..........................      3,608,454          33.883416        122,266,748           3%
  Non-tax qualified ......................      2,723,681          33.793915         92,043,844           3%
Nationwide SAT - Money Market Fund:
  Tax qualified ..........................     10,660,323          23.444634        249,927,371           2%
  Non-tax qualified ......................     11,045,783          23.444634        258,964,340           2%
Nationwide SAT - Small Cap Value Fund:
  Tax qualified ..........................        154,119           9.218525          1,420,750          (8)%(a)
  Non-tax qualified ......................        203,680           9.218525          1,877,629          (8)%(a)
Nationwide SAT - Small Company Fund:
  Tax qualified ..........................      4,970,648          16.891077         83,959,598           5%
  Non-tax qualified ......................      3,454,950          16.891077         58,357,826           5%
Nationwide SAT - Total Return Fund:
  Tax qualified ..........................      4,493,929          91.343631        410,491,792          14%
  Non-tax qualified ......................      3,469,770          88.991481        308,779,971          14%
Neuberger & Berman AMT - Growth Portfolio:
  Tax qualified ..........................      5,060,285          43.539336        220,321,449          15%
  Non-tax qualified ......................      3,846,342          43.539336        167,467,177          15%
Neuberger & Berman AMT -
Guardian Portfolio:
  Tax qualified ..........................        422,355           9.701671          4,097,549          (3)%(a)
  Non-tax qualified ......................        389,059           9.701671          3,774,522          (3)%(a)


                                       23
                                                                     (Continued)

Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified .........................      3,184,776    18.015959     57,376,794              2%
  Non-tax qualified .....................      2,803,584    18.015959     50,509,254              2%
Neuberger & Berman AMT - Partners Portfolio:
  Tax qualified .........................      8,742,603    23.536090    205,766,691              5%
  Non-tax qualified .....................      7,562,332    23.536090    177,987,727              5%
Oppenheimer VAF - Bond Fund:
  Tax qualified .........................      4,086,541    19.327858     78,984,084              3%
  Non-tax qualified .....................      3,409,318    19.327858     65,894,814              3%
Oppenheimer VAF -
Global Securities Fund:
  Tax qualified .........................      9,937,021    17.868823    177,562,869             11%
  Non-tax qualified .....................      6,168,757    17.868823    110,228,427             11%
Oppenheimer VAF - Growth Fund:
  Tax qualified .........................      1,068,074    12.125254     12,950,669             16%
  Non-tax qualified .....................        788,380    12.125254      9,559,308             16%
Oppenheimer VAF -
Multiple Strategies Fund:
  Tax qualified .........................      5,067,521    22.214470    112,572,293              6%
  Non-tax qualified .....................      3,758,916    22.214470     83,502,327              6%
Strong Opportunity Fund II, Inc.:
  Tax qualified .........................     11,309,191    29.402278    332,515,978             13%
  Non-tax qualified .....................      7,686,717    29.402278    226,006,990             13%
Strong VIF - Strong Discovery Fund II:
  Tax qualified .........................      3,497,615    18.971782     66,355,989              7%
  Non-tax qualified .....................      2,790,153    18.971782     52,934,174              7%
Strong VIF -
Strong International Stock Fund II:
  Tax qualified .........................      1,200,914    10.092358     12,120,054              6%
  Non-tax qualified .....................        911,221    10.092358      9,196,369              6%
Van Eck WIT - Worldwide Bond Fund:
  Tax qualified .........................      1,890,162    15.160072     28.654,992              3%
  Non-tax qualified .....................      1,815,391    15.160072     27,521,458              3%
Van Eck WIT -
Worldwide Emerging Markets Fund:
  Tax qualified .........................      2,008,850     6.748047     13,555,814            (23)%
  Non-tax qualified .....................      1,515,395     6.748047     10,225,957            (23)%
Van Eck WIT -
Worldwide Hard Assets Fund:
  Tax qualified .........................      2,196,949    13.576651     29,827,210            (14)%
  Non-tax qualified .....................      2,385,402    13.576651     32,385,770            (14)%
Van Kampen American Capital LIT -
Morgan Stanley Real Estate
Securities Portfolio:
  Tax qualified .........................      3,012,414    16.918595     50,965,812             (5)%
  Non-tax qualified .....................      3,077,383    16.918595     52,064,997             (5)%
Warburg Pincus Trust -
International Equity Portfolio:
  Tax qualified .........................      5,524,168    12.561666     69,392,753             13%
  Non-tax qualified .....................      4,589,827    12.561666     57,655,874             13%
Warburg Pincus Trust -
Post Venture Capital Portfolio:
  Tax qualified .........................        450,840    12.787222      5,764,991             12%
  Non-tax qualified .....................        385,679    12.787222      4,931,763             12%

  Warburg Pincus Trust -
  Small Company Growth Portfolio:
    Tax qualified .........................     5,862,974    16.607109    97,367,048             4%
    Non-tax qualified .....................     4,967,479    16.607109    82,495,465             4%

The BEST OF AMERICA(R)
 Nationwide Insurance
Enterprise Annuity contracts:
  American Century VP -
  American Century VP Balanced:
    Tax qualified .........................         9,914    14.883564       147,556            14%
    Non-tax qualified .....................         5,375    14.883564        79,999            14%
  American Century VP -
  American Century VP Capital Appreciation:
    Tax qualified .........................         5,900     9.042311        53,350             0%
    Non-tax qualified .....................        12,269     9.042311       110,940             0%
  American Century VP - American
   Century VP Income & Growth:
    Tax qualified .........................           976    10.098826         9,856             1%(a)
    Non-tax qualified .....................           810    10.098826         8,180             1%(a)
  American Century VP -
  American Century VP International:
    Tax qualified .........................         3,827    17.262336        66,063            25%
    Non-tax qualified .....................        12,202    17.262336       210,635            25%
  American Century VP -
  American Century VP Value:
    Tax qualified .........................           969    13.382533        12,968             5%
    Non-tax qualified .....................        10,506    13.382533       140,597             5%
  The Dreyfus Socially Responsible
  Growth Fund, Inc.:
    Tax qualified .........................         8,508    18.663072       158,785            18%
    Non-tax qualified .....................        12,867    18.663072       240,138            18%
  Dreyfus Stock Index Fund:
    Tax qualified .........................        65,259    19.843924     1,294,995            17%
    Non-tax qualified .....................        47,634    19.843924       945,245            17%
  Dreyfus VIF -
  Capital Appreciation Portfolio:
    Tax qualified .........................         2,732    12.284853        33,562            20%
    Non-tax qualified .....................         7,333    12.284853        90,085            20%
  Dreyfus VIF - Growth and Income Portfolio:
    Tax qualified .........................        22,808    12.212711       278,548             6%
    Non-tax qualified .....................        14,135    12.212711       172,627             6%
  Fidelity VIP - Equity-Income Portfolio:
    Tax qualified .........................        64,294    17.017957     1,094,153            10%
    Non-tax qualified .....................        50,757    17.017957       863,780            10%
  Fidelity VIP - Growth Portfolio:
    Tax qualified .........................        56,493    15.947729       900,935            19%
    Non-tax qualified .....................        52,833    15.947729       842,566            19%
  Fidelity VIP - High Income Portfolio:
    Tax qualified .........................        23,071    13.996277       322,908             4%
    Non-tax qualified .....................        20,946    13.996277       293,166             4%
  Fidelity VIP - Overseas Portfolio:
    Tax qualified .........................         2,903    15.050047        43,690            15%
    Non-tax qualified .....................         3,428    15.050047        51,592            15%

                                                                     (Continued)

Fidelity VIP-II - Asset Manager Portfolio:
  Tax qualified ..........................        9,791    15.601254      152,752            9%
  Non-tax qualified ......................        9,820    15.601254      153,204            9%
Fidelity VIP-II - Contrafund Portfolio:
  Tax qualified ..........................       21,316    17.587754      374,901           16%
  Non-tax qualified ......................       20,577    17.587754      361,903           16%
Fidelity VIP-III -
Growth Opportunities Portfolio:
  Tax qualified ..........................        1,065    12.150329       12,940           11%
  Non-tax qualified ......................       11,770    12.150329      143,009           11%
Morgan Stanley -
Emerging Markets Debt Portfolio:
  Tax qualified ..........................        1,004     9.419704        9,457           (4)%
  Non-tax qualified ......................        1,214     9.419704       11,436           (4)%
Nationwide SAT -
Capital Appreciation Fund:
  Tax qualified ..........................       79,497    21.345545    1,696,907           19%
  Non-tax qualified ......................       57,030    21.345545    1,217,336           19%
Nationwide SAT -
Government Bond Fund:
  Tax qualified ..........................       21,418    11.871410      254,262            4%
  Non-tax qualified ......................       10,741    11.871410      127,511            4%
Nationwide SAT - Money Market Fund:
  Tax qualified ..........................       39,650    11.214565      444,658            2%
  Non-tax qualified ......................       37,603    11.214565      421,701            2%
Nationwide SAT - Small Cap Value Fund:
  Tax qualified ..........................          641     9.226212        5,914      (8)%(a)
  Non-tax qualified ......................        1,159     9.226212       10,693      (8)%(a)
Nationwide SAT - Small Company Fund:
  Tax qualified ..........................       21,887    17.107225      374,426            6%
  Non-tax qualified ......................       43,584    17.107225      745,601            6%
Nationwide SAT - Total Return Fund:
  Tax qualified ..........................      169,800    18.627093    3,162,880           14%
  Non-tax qualified ......................      140,513    18.627093    2,617,349           14%
Neuberger & Berman AMT - Growth Portfolio:
  Tax qualified ..........................        8,381    15.914838      133,382           15%
  Non-tax qualified ......................       13,592    15.914838      216,314           15%
Neuberger & Berman AMT -
Guardian Portfolio:
  Tax qualified ..........................           54     9.709745          524      (3)%(a)
  Non-tax qualified ......................        1,882     9.709745       18,274      (3)%(a)
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified ..........................        3,966    11.387438       45,163            2%
  Non-tax qualified ......................        4,560    11.387438       51,927            2%
Neuberger & Berman AMT - Partners Portfolio:
  Tax qualified ..........................       31,400    18.670149      586,243            6%
  Non-tax qualified ......................       48,269    18.670149      901,189            6%
Oppenheimer VAF - Bond Fund:
  Tax qualified ..........................       16,477    11.998882      197,706            4%
  Non-tax qualified ......................        4,511    11.998882       54,127            4%

       Oppenheimer VAF -
       Global Securities Fund:
         Tax qualified                         6,872          15.997143       109,932       12%
         Non-tax qualified                     5,529          15.997143        88,448       12%
       Oppenheimer VAF - Growth Fund:
         Tax qualified                         7,312          12.184267        89,091       17%
         Non-tax qualified                     2,190          12.184267        26,684       17%
       Oppenheimer VAF -
       Multiple Strategies Fund:
         Tax qualified                        13,427          14.640650       196,580        7%
         Non-tax qualified                    10,193          14.640650       149,232        7%
       Strong Opportunity Fund II, Inc.:
         Tax qualified                        23,284          17.445363       406,198       13%
         Non-tax qualified                    20,404          17.445363       355,955       13%
       Strong VIF - Strong Discovery Fund II:
         Tax qualified                         1,177          12.405857        14,602        7%
         Non-tax qualified                     3,408          12.405857        42,279        7%
       Strong VIF -
       Strong International Stock Fund II:
         Tax qualified                         3,160          10.170842        32,140        6%
         Non-tax qualified                       710          10.170842         7,221        6%
       Van Eck WIT - Worldwide Bond Fund:
         Tax qualified                         2,242          10.758273        24,120        3%
         Non-tax qualified                     1,038          10.758273        11,167        3%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
         Tax qualified                         7,019           6.800073        47,730      (23)%
         Non-tax qualified                     5,242           6.800073        35,646      (23)%
       Van Eck WIT -
       Worldwide Hard Assets Fund:
         Tax qualified                         1,311          10.905983        14,298      (14)%
         Non-tax qualified                     9,073          10.905983        98,950      (14)%
       Van Kampen American Capital LIT -
       Morgan Stanley Real Estate
       Securities Portfolio:
         Tax qualified                         5,119          16.866973        86,342       (5)%
         Non-tax qualified                    13,091          16.866973       220,806       (5)%
       Warburg Pincus Trust -
       International Equity Portfolio:
         Tax qualified                         7,626          12.365993        94,303       13%
         Non-tax qualified                     4,575          12.365993        56,574       13%
       Warburg Pincus Trust -
       Post Venture Capital Portfolio:
         Tax qualified                         1,394          12.885647        17,963       13%
         Non-tax qualified                     4,178          12.885647        53,836       13%
       Warburg Pincus Trust -
       Small Company Growth Portfolio:
         Tax qualified                        13,831          15.093024       208,752        4%
         Non-tax qualified                    24,336          15.093024       367,304        4%

     The BEST OF AMERICA(R) America's Vision
       Annuity(SM) contracts:
       American Century VP -
       American Century VP Balanced:
         Tax qualified                     2,250,794          17.095543    38,478,546       14%
         Non-tax qualified                 3,217,451          17.095543    55,004,072       14%


                                       27
                                                                     (Continued)

American Century VP -
American Century VP Capital Appreciation:
  Tax qualified ..........................      2,249,974          11.531448     25,945,458               0%
  Non-tax qualified ......................      3,312,702          11.531448     38,200,251               0%
American Century VP - American
 Century VP Income & Growth:
  Tax qualified ..........................        151,228          10.088745      1,525,701               1%(a)
  Non-tax qualified ......................        238,664          10.088745      2,407,820               1%(a)
American Century VP -
American Century VP International:
  Tax qualified ..........................      4,079,990          17.054570     69,582,475              24%
  Non-tax qualified ......................      5,343,983          17.054570     91,139,332              24%
American Century VP -
American Century VP Value:
  Tax qualified ..........................      1,636,047          13.259948     21,693,898               5%
  Non-tax qualified ......................      1,858,844          13.259948     24,648,175               5%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified ..........................      2,187,668          23.955547     52,406,784              18%
  Non-tax qualified ......................      2,644,851          23.955547     63,358,852              18%
Dreyfus Stock Index Fund:
  Tax qualified ..........................     13,602,499          25.040799    340,617,443              17%
  Non-tax qualified ......................     18,932,991          25.040799    474,097,222              17%
Dreyfus VIF -
Capital Appreciation Portfolio:
  Tax qualified ..........................      1,893,952          12.213488     23,131,760              20%
  Non-tax qualified ......................      2,531,428          12.213488     30,917,566              20%
Dreyfus VIF - Growth and Income Portfolio:
  Tax qualified ..........................      1,631,928          12.100816     19,747,660               6%
  Non-tax qualified ......................      2,147,145          12.100816     25,982,207               6%
Fidelity VIP - Equity-Income Portfolio:
  Tax qualified ..........................     22,569,869          22.391689    505,377,487              10%
  Non-tax qualified ......................     30,684,400          22.391689    687,075,542              10%
Fidelity VIP - Growth Portfolio:
  Tax qualified ..........................     14,345,325          21.921954    314,477,555              18%
  Non-tax qualified ......................     20,394,821          21.921954    447,094,328              18%
Fidelity VIP - High Income Portfolio:
  Tax qualified ..........................     11,214,984          15.892055    178,229,143               4%
  Non-tax qualified ......................     16,603,786          15.892055    263,868,280               4%
Fidelity VIP - Overseas Portfolio:
  Tax qualified ..........................      4,288,740          16.109290     69,088,556              15%
  Non-tax qualified ......................      6,726,778          16.109290    108,363,618              15%
Fidelity VIP-II - Asset Manager Portfolio:
  Tax qualified ..........................      8,455,026          16.102743    136,149,111               9%
  Non-tax qualified ......................     10,891,082          16.102743    175,376,294               9%
Fidelity VIP-II - Contrafund Portfolio:
  Tax qualified ..........................     13,107,901          18.780003    246,166,420              16%
  Non-tax qualified ......................     17,629,329          18.780003    331,078,852              16%
Fidelity VIP-III -
Growth Opportunities Portfolio:
  Tax qualified ..........................      2,162,008          12.079725     26,116,462              11%
  Non-tax qualified ......................      3,147,009          12.079725     38,015,003              11%

Morgan Stanley -
Emerging Markets Debt Portfolio:
  Tax qualified .........................        151,150       9.364882    1,415,502             (4)%
  Non-tax qualified .....................        385,046       9.364882    3,605,910             (4)%
Nationwide SAT -
Capital Appreciation Fund:
  Tax qualified .........................      4,170,575      25.025229  104,369,594             18%
  Non-tax qualified .....................      5,321,370      25.025229  133,168,503             18%
Nationwide SAT -
Government Bond Fund:
  Tax qualified .........................      3,766,711      12.756243   48,049,081              3%
  Non-tax qualified .....................      4,274,461      12.756243   54,526,063              3%
Nationwide SAT - Money Market Fund:
  Tax qualified .........................     11,573,963      11.710680  135,538,977              2%
  Non-tax qualified .....................     17,841,857      11.710680  208,940,278              2%
Nationwide SAT - Small Cap Value Fund:
  Tax qualified .........................         84,667       9.216983      780,374        (8)%(a)
  Non-tax qualified .....................        144,438       9.216983    1,331,283        (8)%(a)
Nationwide SAT - Small Company Fund:
  Tax qualified .........................      4,198,526      16.845178   70,724,918              5%
  Non-tax qualified .....................      5,296,894      16.845178   89,227,122              5%
Nationwide SAT - Total Return Fund:
  Tax qualified .........................     10,300,979      22.367465  230,406,787             14%
  Non-tax qualified .....................     12,311,711      22.367465  275,381,765             14%
Neuberger & Berman AMT - Growth Portfolio:
  Tax qualified .........................      2,656,481      19.314139   51,307,643             15%
  Non-tax qualified .....................      4,264,560      19.314139   82,366,305             15%
Neuberger & Berman AMT -
Guardian Portfolio:
  Tax qualified .........................      1,147,042       9.700053   11,126,368        (3)%(a)
  Non-tax qualified .....................      1,048,981       9.700053   10,175,171        (3)%(a)
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified .........................      2,452,660      11.883177   29,145,393              2%
  Non-tax qualified .....................      3,729,430      11.883177   44,317,477              2%
Neuberger & Berman AMT - Partners Portfolio:
  Tax qualified .........................      8,122,246      23.443018  190,409,959              5%
  Non-tax qualified .....................     11,342,018      23.443018  265,891,132              5%
Oppenheimer VAF - Bond Fund:
  Tax qualified .........................      5,404,865      12.900095   69,723,272              3%
  Non-tax qualified .....................      7,165,105      12.900095   92,430,535              3%
Oppenheimer VAF -
Global Securities Fund:
  Tax qualified .........................      7,349,326      16.368154      120,294             11%
  Non-tax qualified .....................      9,492,739      16.368154      155,378             11%
Oppenheimer VAF - Growth Fund:
  Tax qualified .........................        584,066      12.113445    7,075,051             16%
  Non-tax qualified .....................        944,827      12.113445   11,445,110             16%
Oppenheimer VAF -
Multiple Strategies Fund:
  Tax qualified .........................      4,620,870      16.465411   76,084,524              6%
  Non-tax qualified .....................      5,479,046      16.465411   90,214,744              6%

                                                                     (Continued)

       Strong Opportunity Fund II, Inc.:
         Tax qualified                     5,838,527          21.563405   125,898,522       13%
         Non-tax qualified                 7,935,426          21.563405   171,114,805       13%
       Strong VIF -
       Strong Discovery Fund II:
         Tax qualified                     1,851,898          15.679159    29,036,203        7%
         Non-tax qualified                 2,662,540          15.679159    41,746,388        7%
       Strong VIF -
       Strong International Stock Fund II:
         Tax qualified                     1,044,480          10.064899    10,512,586        6%
         Non-tax qualified                 1,502,066          10.064899    15,118,143        6%
       Van Eck WIT - Worldwide Bond Fund:
         Tax qualified                     1,395,553          12.020515    16,775,266        3%
         Non-tax qualified                 1,852,663          12.020515    22,269,963        3%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
         Tax qualified                     1,428,088           6.737661     9,621,973      (23)%
         Non-tax qualified                 1,925,822           6.737661    12,975,536      (23)%
       Van Eck WIT -
       Worldwide Hard Assets Fund:
         Tax qualified                       966,974          11.122876    10,755,532      (14)%
         Non-tax qualified                 1,816,530          11.122876    20,205,038      (14)%
       Van Kampen American Capital LIT -
       Morgan Stanley Real Estate
       Securities Portfolio:
         Tax qualified                     3,807,890          16.867392    64,229,173       (6)%
         Non-tax qualified                 2,827,596          16.867392    47,694,170       (6)%
       Warburg Pincus Trust -
       International Equity Portfolio:
         Tax qualified                     4,814,888          12.523655    60,299,996       12%
         Non-tax qualified                 7,758,044          12.523655    97,159,067       12%
       Warburg Pincus Trust -
       Post Venture Capital Portfolio:
         Tax qualified                       359,699          12.767561     4,592,479       12%
         Non-tax qualified                   451,837          12.767561     5,768,856       12%
       Warburg Pincus Trust -
       Small Company Growth Portfolio:
         Tax qualified                     4,429,035          16.556821    73,330,740        4%
         Non-tax qualified                 6,875,894          16.556821   113,842,946        4%
                                           =========                      ===========
       Reserves for annuity contracts in payout phase:
         Tax qualified                                                    3,760,126
         Non-tax qualified                                                7,340,985
                                                                    ---------------
                                                                    $20,195,073,282
                                                                    ===============

(a) This investment option was not being utilized for the entire period.


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